Segment Reporting - Reconciliation of operating loss to net loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting
Segment operating loss	$ (99,375)	$ (66,313)	$ (18,428)
Interest expense	(1,030)	(1,009)	(1,455)
Income tax expense	(3,274)	(3,964)	(3,080)
Net loss	$ (103,679)	$ (71,286)	$ (22,963)